Catalyst/Exceed Defined Shield Fund (the “Fund”) Class A: SHIEX Class C: SHINX Class I: SHIIX

April 5, 2019

This information supplements certain information contained in the

Prospectus, dated November 1, 2018 as supplemented January 31, 2019,

and the Summary Prospectus dated November 1, 2018.

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On June 5, 2019, the Fund’s investment objective will change to the following:

Investment Objective: The Fund seeks long-term capital appreciation.

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You should read this Supplement in conjunction with the Prospectus, dated November 1, 2018 as supplemented January 31, 2019, and the Summary Prospectus and Statement of Additional Information, each dated November 1, 2018, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17645 Wright Street, Suite 200, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.